Financial Information by Operating Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 119,507	$ 137,663	$ 323,800
Cost of sales	(102,670)	(106,367)	(238,564)
Gross profit	16,837	31,296	85,236
Total Capital expenditure	19,426	21,510	25,965
Assets	414,628	386,346
ODP
Segment Reporting Information [Line Items]
Revenues	79,661	57,803	212,784
Cost of sales	(70,989)	(53,971)	(174,991)
Brand name phone sales
Segment Reporting Information [Line Items]
Revenues	32,203	50,266	67,535
Cost of sales	(25,374)	(34,250)	(41,280)
Game
Segment Reporting Information [Line Items]
Revenues	7,643	29,594	43,481
Cost of sales	(6,307)	(18,146)	(22,293)
Operating segments | ODP
Segment Reporting Information [Line Items]
Revenues	79,661	57,803	212,784
Cost of sales	(70,989)	(53,971)	(174,991)
Total Capital expenditure	7,540	1,434	10,396
Assets	220,046	212,964
Operating segments | Brand name phone sales
Segment Reporting Information [Line Items]
Revenues	32,203	50,266	67,535
Cost of sales	(25,374)	(34,250)	(41,280)
Total Capital expenditure	1,335	4,002
Assets	63,136	60,876
Operating segments | Game
Segment Reporting Information [Line Items]
Revenues	7,643	29,594	43,481
Cost of sales	(6,307)	(18,146)	(22,293)
Total Capital expenditure	7	168	24
Assets	30,710	30,712
Reconciling amounts
Segment Reporting Information [Line Items]
Assets	100,736	81,794
Corporate
Segment Reporting Information [Line Items]
Total Capital expenditure	10,544	15,906	15,545
Assets	$ 100,736	$ 81,794